Interests in subsidiaries	12 Months Ended
Jun. 30, 2023
Investments accounted for using equity method [abstract]
Interests in subsidiaries
Note
30
. Interests in subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2023%	2022%

Kazia Laboratories Pty Ltd	Australia	100.00%	100.00%
Kazia Research Pty Ltd	Australia	100.00%	100.00%
Kazia Therapeutics Inc.	United States of America	100.00%	100.00%
Glioblast Pty Ltd	Australia	100.00%	100.00%
*Kazia Therapeutics (Hong Kong) Limited	Hong Kong	—	100.00%
*Kazia Therapeutics (Hong Kong) Limited was formally deregistered and dissolved on 10 March 2023.